Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Credit Loss, Additional Improvements [Abstract]
Summary of Accounts Receivable Net

	December 31, 2019	December 31, 2020
	RMB	RMB
Accounts receivable, gross:	2,979	8,361
Less: allowance for doubtful accounts	—	—

Accounts receivable, net	2,979	8,361